BALANCE SHEETS (Parentheticals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts payable and accrued expenses, related parties (in Dollars)	$ 14,605	$ 40,293	$ 92,308
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	13,159,694	11,179,266	8,412,101
Common stock, shares outstanding	13,159,694	11,179,266	8,412,101
Series A Preferred Stock [Member]
Preferred stock, shares issued		184.4	184.4
Preferred stock, shares outstanding			184.4
Preferred stock, liquidation preference (in Dollars)			$ 922,000
Preferred stock, debt discount (in Dollars)			$ 37,399
Preferred stock, shares authorized	200	200	200
Series B Preferred Stock [Member]
Preferred stock, shares issued		177.5	177.5
Preferred stock, shares outstanding			177.5
Preferred stock, liquidation preference (in Dollars)			$ 887,500
Preferred stock, debt discount (in Dollars)			$ 72,478
Preferred stock, shares authorized	600	600	600
Series C Preferred Stock [Member]
Preferred stock, shares issued	2,461	2,711
Preferred stock, shares outstanding	2,461	2,711
Preferred stock, debt discount (in Dollars)		$ 0	$ 483,893
Preferred stock, Series C %	9.00%	9.00%	9.00%
Preferred stock, shares issued	2,461	2,711	2,781
Preferred stock, shares outstanding	2,461	2,711	2,781
Preferred stock, liquidation preference (in Dollars)	$ 2,461,000	$ 2,711,000	$ 2,781,000
Preferred stock, shares authorized	4,200	4,200	4,200